Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended			18 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 18, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Scenario, Forecast	Jun. 30, 2012 5.375 % First Mortgage Notes Due 2022	Mar. 12, 2012 5.375 % First Mortgage Notes Due 2022	Jun. 30, 2012 Wynn Las Vegas Revolver	Dec. 31, 2011 Wynn Las Vegas Revolver	Oct. 31, 2009 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due November 1, 2017	Apr. 30, 2010 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Jun. 30, 2012 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Dec. 31, 2011 7 7/8% Wynn Las Vegas First Mortgage Notes, Due May 1, 2020	Aug. 31, 2010 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Dec. 31, 2011 7 3/4% Wynn Las Vegas First Mortgage Notes, Due August 15, 2020	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 15, 2013	Jun. 30, 2012 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Dec. 31, 2011 Wynn Las Vegas Revolving Credit Facility, Due July 17, 2015	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 15, 2013	Jun. 30, 2012 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Dec. 31, 2011 Wynn Las Vegas Term Loan Facility, Due August 17, 2015	Dec. 31, 2011 Wynn Las Vegas Term Loan	Mar. 30, 2007 $42 Million Note Payable, Due April 1, 2017 Day	Jun. 30, 2012 $42 Million Note Payable, Due April 1, 2017	Dec. 31, 2011 $42 Million Note Payable, Due April 1, 2017
Debt Instrument [Line Items]
Debt instrument, interest rate		2.00%							5.375%			7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.75%	7.75%	7.75%
Debt, aggregate principal amount		$ 1,940,000,000							$ 900,000,000			$ 500,000,000			$ 352,000,000			$ 1,320,000,000												$ 42,000,000
Debt premium decrease								0
Debt redemption price as percentage of principal								35.00%				103.938%			103.938%			103.875%
Percentage of principal repayment on the event of change of control								101.00%
Percentage of principal repayment on event of loss or sale of assets and without using proceeds from insurance or sale								100.00%
Long-term debt previous due date										2013
Revolving credit, expiration date										2015
Revolving credit commitments										100,000,000
Deferred financing fees			(4,828,000)		(70,055,000)	(3,779,000)				4,800,000
Outstanding credit facility amount										0	0															40,300,000		330,600,000
Letters of credit outstanding										15,800,000	15,800,000
Available credit facility										84,200,000	351,100,000
Debt instrument net book value			3,100,000,000	2,200,000,000	2,200,000,000
Fair value of debt instrument			3,300,000,000	2,400,000,000	2,300,000,000
Other debt instruments, net book value			34,700,000	406,200,000
Other debt instruments, fair value			34,700,000	400,000,000
Long-term debt due date		Feb. 18, 2022										Nov. 01, 2017	Nov. 01, 2017	Nov. 01, 2017	May 01, 2020	May 01, 2020	May 01, 2020	Aug. 15, 2020	Aug. 15, 2020	Aug. 15, 2020	Jul. 15, 2013	Jul. 15, 2013	Jul. 17, 2015	Jul. 17, 2015	Aug. 15, 2013	Aug. 15, 2013	Aug. 17, 2015	Aug. 17, 2015		Apr. 01, 2017	Apr. 01, 2017	Apr. 01, 2017
Debt issued at discount, price as percentage of principal												97.823%
Credit facility maximum borrowing capacity																						108,500,000		258,400,000
Credit facility amount repaid											20,100,000																		4,000,000
Interest in addition to LIBOR											3.00%										3.00%	3.00%	3.00%	3.00%	1.875%	1.875%	3.00%	3.00%		1.25%	1.25%	1.25%
Base rate loan interest in addition to federal funds rate				0.50%
Borrowing margin under line of credit											2.00%																		0.875%
Quarterly in arrears on average unborrowed amount											1.00%
Frequency of payments on average unborrowed amount											quarterly
Debt repayment	88,000,000
Consolidated interest coverage ratio numerator							1.00
Consolidated interest coverage ratio denominator							1
Quarterly principal payment																														350,000
Balloon payment due at maturity																														28,000,000
Period interest calculated over (days)																														90
Accretion of debt discounts				$ 10,900,000